Concentration and risks	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentration and risks

4.	Concentration and risks

(a) Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group’s management believes to be high credit quality. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

(b) Concentration of customers:

The following customers accounted for 10% or more of revenue for the years ended September 30,2023, 2024 and 2025:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Customer A	64,897,071	71,613,185	134,534,671	18,897,973
Customer B	*	46,392,100	62,128,639	8,727,158
Customer C	19,331,103	*	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of September 30,2024 and 2025:

	2024	2025	2025
	RMB	RMB	US$
Customer A	7,055,869	6,237,484	876,174
Customer B	4,525,495	3,486,135	489,694
Customer C	1,748,863	*	*
Customer D	*	3,177,983	446,409

(c) Concentration of suppliers

Below suppliers represent more than 10% of the Group’s total purchases for the years ended September 30, 2023, 2024 and 2025.

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Supplier A	*	16,789,791	22,127,032	3,108,166
Supplier B	*	15,743,800	*	*
Supplier C	*	*	34,337,505	4,823,361
Supplier D	13,698,898	*	*	*
Supplier E	12,137,615	*	*	*

*	Represents less than 10%

(d) Foreign currency risk

Currency convertibility risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, regulates the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. As of September 30,2023, 2024 and 2025, the Group has cash and cash equivalents and time deposits that are denominated in US$, totaling nil, US$3,513 and US$4,994,550, respectively.